Note 4 - Loans and Loans Held for Sale (Details) - Gross Loans (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		$ 520,827,024	$ 474,413,812
Deferred loan costs		987,086	1,017,959
	362,549,473	521,814,110	475,431,771
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		57,865,436	50,784,674
	65,724,407	57,865,436	50,784,674
Commercial Real Estate Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		102,412,694	99,636,976
	96,476,718	102,412,694	99,636,976
Mortgage Warehouse Lines [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		284,127,530	249,345,831
	134,534,202	284,127,530	249,345,831
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		55,691,393	49,285,783
	43,233,736	55,691,393	49,285,783
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		10,897,307	12,885,352
	11,656,190	10,897,307	12,885,352
Loans to Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		9,643,385	12,219,640
	9,847,383	9,643,385	12,219,640
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Before Deferred Loan Costs		189,279	255,556
	$ 170,940	$ 189,279	$ 255,556